Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 2,600	kr 2,500
Percentage of allowances for estimated losses on gross trade and customer finance receivables	5.00%	4.00%
Write-downs for intangible assets and goodwill	kr (31,916)	kr (61)	kr (313)
Goodwill	52,944	84,570
Lease liabilities	7,455	9,304
Provisions	11,706	11,588	kr 9,504
Contingent liabilities	3,037	3,322
Defined benefit obligation (DBO)	85,535	83,691
Fair value of plan assets	kr 62,593	kr 60,480
Inventory written down as a percentage of total inventory	10.00%	8.00%
Inventory write down	kr 4,000	kr 3,900
Financial assets at fair value through profit or loss	89,700	90,200
Deferred tax assets	22,375	19,394
Customer Finance [Member]
Disclosure of accounting judgements and estimates [line items]
Financial assets at fair value through profit or loss	6,900	5,400
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 75,600	kr 110,900